Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	COMMITMENTS AND CONTINGENCIES
The Company is a party to various lawsuits and claims in the normal course of business. While the lawsuits and claims against the Company cannot be predicted with certainty, management believes that the ultimate resolution of the matters will not have a material effect on the consolidated financial position or results of operations of the Company.
In September 2021, the Company experienced a cybersecurity incident. For details regarding this incident, see Part II - Other Information, Item 1A - Risk Factors of this Form 10-Q.
The Company generally warrants its products against certain manufacturing and other defects. These product warranties are provided for specific periods of time depending on the nature of the product. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and are recorded at the time of the sale.
The following table provides the changes in the Company’s accrual for product warranties, which is classified as a component of accrued liabilities in the condensed consolidated balance sheets.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Beginning balance	$2,928	$2,962	$3,989	$3,454
Accrued for current year warranty claims	2,027	3,710	5,462	7,637
Settlement of warranty claims	(2,310)	(3,176)	(6,806)	(7,595)

Ending balance	$2,645	$3,496	$2,645	$3,496

15.	COMMITMENTS AND CONTINGENCIES
The Company is a party to various lawsuits and claims in the normal course of business. While the lawsuits and claims against the Company cannot be predicted with certainty, management believes that the ultimate resolution of the matters will not have a material effect on the consolidated financial position or results of operations of the Company.
The Company generally warrants its products against certain manufacturing and other defects. These product warranties are provided for specific periods of time depending on the nature of the product. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and are recorded at the time of the sale. The following table provides the changes in the Company’s accrual for product warranties which is classified as a component of accrued liabilities in the consolidated balance sheets.

	2020	2019
Beginning balance	$3,454	$2,584
Accrued for current year warranty claims	11,251	8,485
Settlement of warranty claims	(10,716)	(7,615)

Ending balance	$3,989	$3,454